Tax	12 Months Ended
Dec. 31, 2013
Tax
27 Tax

Details of current and deferred taxes

in	2013	2012	2011
Current and deferred taxes (CHF million)
Switzerland	12	140	38
Foreign	569	580	448
Current income tax expense	581	720	486
Switzerland	22	(123)	(176)
Foreign	673	(132)	346
Deferred income tax expense/(benefit)	695	(255)	170
Income tax expense	1,276	465	656
Income tax expense/(benefit) on discontinued operations	75	31	15
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	1	0	(4)
Cumulative translation adjustment	44	(12)	16
Unrealized gains/(losses) on securities	(12)	6	12
Actuarial gains/(losses)	388	1	(172)
Net prior service credit/(cost)	(25)	63	105
Share-based compensation and treasury shares	0	(50)	256

Reconciliation of taxes computed at the Swiss statutory rate

in	2013	2012	2011
Income from continuing operations before taxes (CHF million)
Switzerland	642	1,680	455
Foreign	3,454	510	3,016
Income from continuing operations before taxes	4,096	2,190	3,471
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	901	482	764
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	189	242	(58)
Non-deductible amortization of other intangible assets and goodwill impairment	25	2	0
Other non-deductible expenses	492	393	447
Additional taxable income	2	11	8
Lower taxed income	(381)	(422)	(424)
Income taxable to noncontrolling interests	(252)	(117)	(289)
Changes in tax law and rates	184	182	172
Changes in deferred tax valuation allowance	385	13	471
Tax deductible impairments of Swiss subsidiary investments	(268)	(161)	(55)
Other	(1)	(160)	(380)
Income tax expense	1,276	465	656

2013

Foreign tax rate differential of CHF 189 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,242 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

Other non-deductible expenses of CHF 492 million included non-deductible interest expenses of CHF 247 million, non-taxable offshore expenses of CHF 9 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 93 million, non-deductible provision accruals of CHF 103 million and other various smaller non-deductible expenses.

Lower taxed income of CHF 381 million included a net tax benefit of CHF 49 million resulting from the reversal of a deferred tax liability previously recorded to cover for a taxable timing difference related to a re-investment relief. In addition, 2013 included a Swiss income tax benefit of CHF 41 million as a result of foreign branch earnings beneficially impacting the earnings mix, a tax benefit of CHF 61 million related to non-taxable life insurance income, CHF 56 million related to exempt offshore income, CHF 45 million in respect of non-taxable dividend income, CHF 18 million related to non-taxable foreign exchange gains, CHF 67 million related to tax credits and CHF 19 million related to permanent tax benefits from tax deductible goodwill amortization. The remaining balance included various smaller items.

Changes in tax law and rates of CHF 184 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.

Changes in deferred tax valuation allowances of CHF 385 million included the impact of the increase of valuation allowances of CHF 249 million mainly in respect of four of the Group’s operating entities, three in Europe and one in Asia, relating to current year earnings. Additionally, 2013 included an increase in valuation allowance for previously recognized deferred tax assets in respect of one of the Group’s operating entities in the UK of CHF 278 million. Also included was a tax benefit of CHF 143 million resulting from the release of valuation allowances on deferred tax assets mainly for two of the Group’s operating entities, one in Japan and one in the UK.

Other of CHF 1 million included a tax benefit of CHF 57 million relating to the current year’s earnings mix and the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to deferred tax assets and a CHF 36 million income tax benefit following a change in the tax status of one of the Group’s US entities, offset by a tax expense of CHF 44 million relating to the increase of tax contingency accruals and a tax expense of CHF 56 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.

2012

Foreign tax rate differential of CHF 242 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 448 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

Other non-deductible expenses of CHF 393 million included non-deductible interest expenses of CHF 259 million, non-taxable offshore expenses of CHF 8 million, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and other various smaller non-deductible expenses.

Lower taxed income of CHF 422 million included a Swiss income tax benefit of CHF 114 million as a result of foreign branch earnings beneficially impacting the earnings mix. In addition, 2012 included a tax benefit of CHF 48 million related to non-taxable life insurance income, CHF 29 million related to exempt offshore income, CHF 40 million in respect of non-taxable dividend income, CHF 11 million related to non-taxable foreign exchange gains and CHF 100 million related to tax credits. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

Changes in tax law and rates of CHF 182 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.

Changes in deferred tax valuation allowances of CHF 13 million included an increase to the valuation allowance of CHF 834 million in respect of five of the Group’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. Additionally, 2012 included a tax benefit of CHF 820 million resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US.

Other of CHF 160 million included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. Also included was a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement and CHF 40 million relating to the release of tax contingency accruals following the favorable resolution of tax matters.

2011

Foreign tax rate differential of CHF 58 million reflected a foreign tax rate benefit in respect of profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas, partially offset by foreign tax rate differential related to profits earned in higher tax jurisdictions, mainly Brazil and the US. The foreign tax rate benefit in relation to foreign tax expense of CHF 794 million was more than offset by tax impacts related to reconciling items explained below.

Other non-deductible expenses of CHF 447 million included non-deductible interest expenses of CHF 240 million, non-taxable offshore expenses of CHF 80 million, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 49 million and other various smaller non-deductible expenses.

Lower taxed income of CHF 424 million included a tax benefit of CHF 40 million related to non-taxable life insurance income, CHF 52 million related to exempt offshore income, CHF 47 million in respect of non-taxable dividend income and CHF 47 million related to non-taxable foreign exchange gains. In addition, 2011 included tax benefits of CHF 42 million related to tax credits and CHF 116 million in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

Changes in tax law and rates of CHF 172 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.

Changes in deferred tax valuation allowances of CHF 471 million included an increase to the valuation allowance of CHF 428 million in respect of three of the Group’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards. Additionally, 2011 included a tax benefit of CHF 7 million resulting from the release of valuation allowances on deferred tax assets for one of the Group’s operating entities in the US.

Other of CHF 380 million included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Group’s operating entities, one in Switzerland (CHF 129 million) and one in the US (CHF 132 million). The increase is related to the re-measurement of existing deferred tax assets on net operating losses due to changes in the mix of the sources of income and related tax rates that these net operating losses are expected to be applied to. Also included was an amount of CHF 123 million relating to the release of tax contingency accruals following the favorable resolution of tax matters.

As of December 31, 2013, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 6.1 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences

end of	2013	2012
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,113	2,295
Loans	363	441
Investment securities	1,651	1,805
Provisions	1,874	1,760
Derivatives	143	355
Real estate	240	243
Net operating loss carry-forwards	4,433	5,181
Other	189	207
Gross deferred tax assets before valuation allowance	11,006	12,287
Less valuation allowance	(2,705)	(2,554)
Gross deferred tax assets net of valuation allowance	8,301	9,733
Compensation and benefits	(422)	(174)
Loans	(109)	(162)
Investment securities	(1,099)	(1,373)
Provisions	(397)	(402)
Business combinations	0	(20)
Derivatives	(193)	(295)
Leasing	(53)	(40)
Real estate	(76)	(78)
Other	(161)	(217)
Gross deferred tax liabilities	(2,510)	(2,761)
Net deferred tax assets	5,791	6,972

The decrease in net deferred tax assets from 2012 to 2013 of CHF 1,181 million was primarily due to the impact of taxable income in 2013 decreasing deferred tax assets by CHF 439 million and the recognition of a valuation allowance against deferred tax assets, mainly in the UK, of CHF 278 million. In addition, the decrease reflected a write-down of deferred tax assets of CHF 184 million as a result of changes to corporation tax rates in the UK, the tax impacts directly recorded in equity, mainly related to share-based compensation and pension plan re-measurement of CHF 305 million, and foreign exchange translation losses of CHF 182 million, which are included within the currency translation adjustments recorded in AOCI. These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the release of valuation allowances in Japan and the UK of CHF 207 million.

The most significant net deferred tax assets arise in the US and UK and these decreased from CHF 6,007 million, net of a valuation allowance of CHF 1,454 million as of the end of 2012, to CHF 5,132 million, net of a valuation allowance of CHF 1,536 million as of the end of 2013.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 2.7 billion as of December 31, 2013 compared to CHF 2.6 billion as of December 31, 2012.

Amounts and expiration dates of net operating loss carry-forwards

end of 2013	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	46
Due to expire within 2 to 5 years	10,197
Due to expire within 6 to 10 years	1,158
Due to expire within 11 to 20 years	1,375
Amount due to expire	12,776
Amount not due to expire	13,008
Total net operating loss carry-forwards	25,784

Movements in the valuation allowance

in	2013	2012	2011
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,554	2,690	2,264
Net changes	151	(136)	426
Balance at end of period	2,705	2,554	2,690

As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income, the Group’s commitment to the integrated bank model and the importance of the Investment Banking segment within the integrated bank, as well as the changes announced in 2012 and the reduction in risk since 2008. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant net deferred tax assets, such as the US, the UK and Switzerland. The Group has then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allows for a 20-year carry-forward period for net operating losses, UK tax law allows for an unlimited carry-forward period for net operating losses and Swiss tax law allows for a seven-year carry-forward period for net operating losses.

Tax benefits associated with share-based compensation

in	2013	2012	2011
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations	483	597	466
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(24)	41	(280)
Tax benefits in respect of tax on dividend equivalent payments	22	12	2

> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.

If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 0.9 billion and CHF 0.9 billion for 2013 and 2012, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 170 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions

US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

	2013	2012	2011
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	420	373	578
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	4	33	54
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(8)	(58)	(177)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	46	39	30
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(4)	(65)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(5)	(43)	(19)
Other (including foreign currency translation)	(34)	80	(28)
Balance at end of period	423	420	373
of which, if recognized, would affect the effective tax rate	417	414	366

Interest and penalties

in	2013	2012	2011
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	7	(13)	(19)
Interest and penalties recognized in the consolidated balance sheets	69	69	86

Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 72 million in unrecognized tax benefits within 12 months of the reporting date.

The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; Brazil – 2008; Japan – 2008; the UK – 2006; the US – 2006; and the Netherlands – 2005.

Bank
Tax
26 Tax

Details of current and deferred taxes

in	2013	2012	2011
Current and deferred taxes (CHF million)
Switzerland	(52)	85	(35)
Foreign	561	542	440
Current income tax expense	509	627	405
Switzerland	(15)	(121)	(251)
Foreign	683	(59)	290
Deferred income tax expense/(benefit)	668	(180)	39
Income tax expense	1,177	447	444
Income tax expense/(benefit) on discontinued operations	75	31	15
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	1	0	(4)
Cumulative translation adjustment	44	(12)	16
Unrealized gains/(losses) on securities	(8)	(1)	16
Actuarial gains/(losses)	99	30	29
Net prior service cost	0	(2)	(1)
Share-based compensation and treasury shares	1	(53)	275

Reconciliation of taxes computed at the Swiss statutory rate

in	2013	2012	2011
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	300	1,170	(176)
Foreign	3,370	812	2,687
Income from continuing operations before taxes	3,670	1,982	2,511
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	807	436	552
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	215	279	(29)
Non-deductible amortization of other intangible assets and goodwill impairment	25	0	0
Other non-deductible expenses	493	382	444
Additional taxable income	(5)	6	6
Lower taxed income	(374)	(413)	(422)
Income taxable to noncontrolling interests	(262)	(118)	(312)
Changes in tax law and rates	184	182	170
Changes in deferred tax valuation allowance	381	10	471
Tax deductible impairments of Swiss subsidiary investments	(268)	(161)	(55)
Other	(19)	(156)	(381)
Income tax expense	1,177	447	444

2013

Foreign tax rate differential of CHF 215 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,244 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

Other non-deductible expenses of CHF 493 million included non-deductible interest expenses of CHF 247 million, non-taxable offshore expenses of CHF 9 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 93 million, non-deductible provision accruals of CHF 103 million and other various smaller non-deductible expenses.

Lower taxed income of CHF 374 million included a net tax benefit of CHF 49 million resulting from the reversal of a deferred tax liability previously recorded to cover for a taxable timing difference related to a re-investment relief. In addition, 2013 included a Swiss income tax benefit of CHF 41 million as a result of foreign branch earnings beneficially impacting the earnings mix, a tax benefit of CHF 61 million related to non-taxable life insurance income, CHF 56 million related to exempt offshore income, CHF 45 million in respect of non-taxable dividend income, CHF 18 million related to non-taxable foreign exchange gains, CHF 67 million related to tax credits and CHF 19 million related to permanent tax benefits from tax deductible goodwill amortization. The remaining balance included various smaller items.

Changes in tax law and rates of CHF 184 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.

Changes in deferred tax valuation allowances of CHF 381 million included the impact of the increase of valuation allowances of CHF 245 million mainly in respect of four of the Bank’s operating entities, three in Europe and one in Asia, relating to current year earnings. Additionally, 2013 included an increase in valuation allowance for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in the UK of CHF 278 million. Also included was a tax benefit of CHF 143 million resulting from the release of valuation allowances on deferred tax assets mainly for two of the Bank’s operating entities, one in Japan and one in the UK.

Other of CHF 19 million included a tax benefit of CHF 57 million relating to the current year’s earnings mix and the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to deferred tax assets and a CHF 36 million income tax benefit following a change in the tax status of one of the Bank’s US entities, partially offset by a tax expense of CHF 41 million relating to the increase of tax contingency accruals and a tax expense of CHF 41 million relating to non-recoverable foreign taxes. The remaining balance included various smaller items.

2012

Foreign tax rate differential of CHF 279 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 483 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items explained below.

Other non-deductible expenses of CHF 382 million included non-deductible interest expenses of CHF 259 million, non-taxable offshore expenses of CHF 8 million, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 57 million and other various smaller non-deductible expenses.

Lower taxed income of CHF 413 million included a Swiss income tax benefit of CHF 114 million as a result of foreign branch earnings beneficially impacting the earnings mix. In addition, 2012 included a tax benefit of CHF 48 million related to non-taxable life insurance income, CHF 29 million related to exempt offshore income, CHF 40 million in respect of non-taxable dividend income, CHF 11 million related to non-taxable foreign exchange gains and CHF 100 million related to tax credits. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

Changes in tax law and rates of CHF 182 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.

Changes in deferred tax valuation allowances of CHF 10 million included an increase to the valuation allowance of CHF 834 million in respect of five of the Bank’s operating entities, three in Europe and two in Asia, mainly relating to deferred tax assets on current year tax losses and pre-existing loss carry-forwards. Additionally, 2012 included a tax benefit of CHF 820 million resulting from the release of valuation allowances on deferred tax assets for one of the Bank’s operating entities in the US.

Other of CHF 156 million included a tax benefit of CHF 48 million relating to the re-assessment of deferred tax assets in Switzerland reflecting changes in forecasted future profitability related to such pre-existing deferred tax assets. Also included was a benefit of CHF 70 million relating to return to accrual adjustments following the close of a tax audit cycle and the impact of the closure of an advanced pricing agreement and CHF 43 million relating to the release of tax contingency accruals following the favorable resolution of tax matters.

2011

Foreign tax rate differential of CHF 29 million reflected a foreign tax rate benefit in respect of profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas, partially offset by foreign tax rate differential related to profits earned in higher tax jurisdictions, mainly Brazil and the US. The foreign tax benefit in relation to foreign tax expense of CHF 730 million was more than offset by tax impacts related to reconciling items explained below.

Other non-deductible expenses of CHF 444 million included non-deductible interest expenses of CHF 240 million, non-taxable offshore expenses of CHF 80 million, non-deductible bank levy costs and other non-deductible compensation expenses of CHF 49 million and other various smaller non-deductible expenses.

Lower taxed income of CHF 422 million included a tax benefit of CHF 40 million related to non-taxable life insurance income, CHF 52 million related to exempt offshore income, CHF 47 million in respect of non-taxable dividend income and CHF 47 million related to non-taxable foreign exchange gains. In addition, 2011 included tax benefits of CHF 42 million related to tax credits and CHF 116 million in respect of the reversal of the deferred tax liability recorded to cover estimated recapture of loss deductions arising from foreign branches of the Bank. The remaining balance included various smaller items, amongst others related to permanent tax benefits from tax deductible goodwill amortization and tax holidays.

Changes in tax law and rates of CHF 170 million reflected a tax expense caused by the reduction of deferred tax assets mainly due to the impact of the change in UK corporation tax.

Changes in deferred tax valuation allowances of CHF 471 million included an increase to the valuation allowance of CHF 428 million in respect of three of the Bank’s operating entities, two in the UK and one in Asia, mainly relating to deferred tax assets on tax loss carry-forwards. Additionally, 2011 included a tax benefit of CHF 7 million resulting from the release of valuation allowances on deferred tax assets for one of the Bank’s operating entities in the US.

Other of CHF 381 million included a tax benefit of CHF 261 million relating to the increase of deferred tax assets in two of the Bank’s operating entities, one in Switzerland (CHF 129 million) and one in the US (CHF 132 million). The increase is related to the re-measurement of existing deferred tax assets on net operating losses due to changes in the mix of the sources of income and related tax rates that these net operating losses are expected to be applied to. Also included was an amount of CHF 125 million relating to the release of tax contingency accruals following the favorable resolution of tax matters.

As of December 31, 2013, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 5.6 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

Details of the tax effect of temporary differences

end of	2013	2012
Tax effect of temporary differences (CHF million)
Compensation and benefits	2,106	2,279
Loans	363	441
Investment securities	1,654	1,818
Provisions	1,874	1,760
Derivatives	136	343
Real estate	240	242
Net operating loss carry-forwards	4,432	5,177
Other	186	204
Gross deferred tax assets before valuation allowance	10,991	12,264
Less valuation allowance	(2,704)	(2,550)
Gross deferred tax assets net of valuation allowance	8,287	9,714
Compensation and benefits	(120)	(164)
Loans	(109)	(162)
Investment securities	(1,089)	(1,354)
Provisions	(396)	(402)
Business combinations	0	(20)
Derivatives	(193)	(295)
Leasing	(53)	(40)
Real estate	(75)	(78)
Other	(153)	(208)
Gross deferred tax liabilities	(2,188)	(2,723)
Net deferred tax assets	6,099	6,991

The decrease in net deferred tax assets from 2012 to 2013 of CHF 892 million was primarily due to the impact of taxable income in 2013 decreasing deferred tax assets by CHF 411 million and the recognition of a valuation allowance against deferred tax assets, mainly in the UK, of CHF 278 million. In addition, the decrease reflected a write-down of deferred tax assets of CHF 184 million as a result of changes to corporation tax rates in the UK, the tax impacts directly recorded in equity, mainly related to share-based compensation and other tax recorded in accumulated other comprehensive income/(loss) (AOCI) of CHF 44 million and foreign exchange translation losses of CHF 182 million, which are included within currency translation adjustments recorded in AOCI. These decreases were partially offset by an increase in net deferred tax asset balances following a re-measurement of deferred tax balances in Switzerland and the release of valuation allowances in Japan and the UK of CHF 207 million.

Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 2.7 billion as of December 31, 2013 compared to CHF 2.6 billion as of December 31, 2012.

Amounts and expiration dates of net operating loss carry-forwards

end of 2013	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	46
Due to expire within 2 to 5 years	10,197
Due to expire within 6 to 10 years	1,152
Due to expire within 11 to 20 years	1,375
Amount due to expire	12,770
Amount not due to expire	13,008
Total net operating loss carry-forwards	25,778

Movements in the valuation allowance

in	2013	2012	2011
Movements in the valuation allowance (CHF million)
Balance at beginning of period	2,550	2,689	2,262
Net changes	154	(139)	427
Balance at end of period	2,704	2,550	2,689

Tax benefits associated with share-based compensation

in	2013	2012	2011
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations	481	596	464
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(24)	30	(277)
Tax benefits in respect of tax on dividend equivalent payments	22	12	1

> Refer to “Note 27 – Employee deferred compensation” for further information on share-based compensation.

Windfall deductions and dividend equivalents aggregating CHF 0.9 billion and CHF 0.9 billion for 2013 and 2012, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 170 million tax benefit will be recorded in additional paid-in capital.

Uncertain tax positions

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits

in	2013	2012	2011
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	416	370	578
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	4	33	54
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(8)	(58)	(177)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	43	38	29
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(4)	(65)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(5)	(43)	(19)
Other (including foreign currency translation)	(34)	80	(30)
Balance at end of period	416	416	370
of which, if recognized, would affect the effective tax rate	410	410	364

Interest and penalties

in	2013	2012	2011
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	6	(13)	(19)
Interest and penalties recognized in the consolidated balance sheets	64	64	82

Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.

It is reasonably possible that there will be a decrease of between zero and CHF 74 million in unrecognized tax benefits within 12 months of the reporting date.

The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; Brazil – 2008; Japan – 2008; the UK – 2006; the US – 2006; and the Netherlands – 2005.

> Refer to “Note 27 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.